Equity	12 Months Ended
Dec. 31, 2024
Equity
Equity

21.   Equity

Share Capital

Shareholder’s	Class	December 31, 2024	% (i)	December 31, 2023	% (i)	December 31, 2022	% (i)
Bobsin Corp	B	9,578,220	18.44	9,578,220	22.87	9,578,220	22.95
Bobsin Corp	A	9,780,060	18.83	919,525	2.20	897,635	2.15
Oria Zenvia Co-investment Holdings, LP	B	7,119,930	13.71	7,119,930	17.00	3,178,880	7.62
Oria Zenvia Co-Investment Holdings II LP	B	-		-	-	3,941,050	9.44
Oria Tech Zenvia Co-investment – Fundo de Investimento em Participações Multiestratégia	B	4,329,105	8.34	4,329,105	10.34	4,329,105	10.37
Oria Tech Zenvia Co-investment – Fundo de Investimento em Participações Multiestratégia	A	-	-	-	-	27,108	0.06
Oria Tech 1 Inovação Fundo de Investimento em Participações	B	2,637,670	5.09	2,637,670	6.30	2,637,670	6.32
Twilio Inc.	A	3,846,153	7.41	3,846,153	9.18	3,846,153	9.21
Others	A	14,643,494	28.18	13,453,867	32.11	13,304,162	31.88
		51,934,634	100	41,884,470	100	41,739,983	100

On February 6, 2024, the Company issued 8,860,535 Class A common shares to Bobsin Corp due to a private placement investment in the Company, resulting in a capital increase in the amount of US$10,101 thousand (equivalent to R$ 49,997). Pursuant to the terms of the investment agreement, for a period of 3 years from the closing date of the investment, Bobsin Corp. will be entitled to receive, as a return on its investment, additional cash or an equivalent amount in common shares issued by us, upon the occurrence of certain future liquidity or corporate transaction events (such as the occurrence of an equity follow-on or a transaction resulting in a change of our control). The calculation of such investment returns will be linked to the appreciation of our share price over this period of time, and can lead to a maximum dilution of around 11% in our shareholder base at the time of the liquidity or corporate event, if any.

The Company recognized the initial amount of R$19,958 in the consolidated financial statements as a return on to a private placement investment. The financial expense of fair value derivatives amounted to R$17,026 was recorded in the consolidated statements of profit or loss for the year ended on December 31, 2024. (See Note 27.1.1).

On May 31, 2024, the Company issued 988,970 RSUs whereby eligible employees choose to invest 50% to 100% of their Profit-Sharing Program pay toward the purchase of shares in the Company with a lock-up period of 15 to 18 months.

Percentage of Profit-Sharing Program Granted	Company Matching Percentage	Shares Allocated from Profit-Sharing Conversion	Additional Shares Granted by the Company	Total of Shares Granted
100%	50%	647,203	317,767	964,970
50%	25%	16,371	7,629	24,000
Total		663,574	325,396	988,970

On June 18, 2024, the Company established an “at the market” (“ATM”) stock offering program through which it may sell from time to time up to an aggregate of US$100.0 million of its class A common shares through sales agents over a three-year period. The Company intends to use the net proceeds from this offering for general business purposes, which may include debt reduction. As of December 31, 2024, the Company has raised approximately R$1,395 (equivalent to US$248) through the ATM program. The related offering expenses totaled R$9,746 (equivalent to US$1,577), which were deducted from the gross proceeds.